INVENTORIES - Schedule of inventories (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
Subclassifications of assets, liabilities and equities [abstract]
Finished products	$ 4,755		$ 3,403
Production in process	4,345		3,305
Raw materials	5,336		3,839
Manufacturing supplies, spare parts and other	1,850		1,781
Total	16,286		12,328
Other inventories, spare parts	1,400		1,400
Other current inventories	500		$ 400
Inventory write-down	$ 57	$ 723